Accrued liabilities - Other liabilities, short-term and long-term (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Accrued liabilities
Short-term maturities		$ 25,835	$ 202,250	$ 21,608	$ 407,190
Long-term		1,820,194	1,454,790	$ 77,982	$ 1,469,595
Cancellations, or write off related to liabilities	$ 0	$ 0	$ 0